Empower Bond Index Fund Investment Risks - Empower Bond Index Fund	Dec. 31, 2025
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk - The market value of a fixed income security is affected significantly by changes (or the expectation of such changes) in interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When interest rates rise, the market value of a fixed income security will generally decline and when interest rates decline, the market values of such securities will generally rise. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Changes in interest rates can be difficult to forecast and may have unpredictable effects on the markets and the Fund’s investments, including negatively affecting yield, value or liquidity. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as increases or decreases in short-term interest rates, may adversely affect markets and the Fund’s performance.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting (or perceived to affect) specific issuers held by the Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, deflation, rapid interest rate changes, bank failures, war or acts of terrorism, sanctions, tariffs, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, general outlook for corporate earnings, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk - An issuer (or guarantor) of a security may default on its obligations to pay principal or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed Securities Risk - Mortgage-backed securities represent interests in pools of commercial or residential mortgages and are subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) when mortgage rates fall or more slowly than expected (extension risk) when mortgage rates rise, which may affect the yield, average life and price of the securities. Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Risk - Because the Fund is not actively managed but is designed to track the performance of the Benchmark Index, investors should generally expect the value of the Fund to decline when the performance of the Benchmark Index declines. There is no guarantee that the Fund will achieve a high degree of correlation to the Benchmark Index. Additionally, the Benchmark Index may perform unfavorably or underperform the market as a whole. As a result, the Fund may have poor investment results even if it closely tracks the performance of the Benchmark Index because the adverse performance of a particular security normally will not result in eliminating the security from the Fund.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk - The Fund may not be able to sell a security at or near its perceived value in a timely manner (or at all) because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to the remaining investors’ interest due to market conditions or other factors. Extraordinary and sudden changes in interest rates could disrupt the market for fixed income securities and result in fluctuations in the Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time or under adverse or disadvantageous conditions, which may negatively affect the Fund.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk - U.S. government securities may be adversely affected by changes in interest rates (interest rate risk) or a default by or decline in the credit rating of the U.S. government (credit risk).
US Government Sponsored Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government-Sponsored Securities Risk - Securities issued by U.S. government-sponsored enterprises (“GSEs”), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, may be adversely affected by changes in interest rates (interest rate risk) or a default by or decline in the credit rating of the applicable GSE (credit risk). Securities of GSEs are not issued or guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index. Unlike the Fund, the performance of the Benchmark Index is not impacted by fees and expenses, including trading costs associated with implementing portfolio changes. In addition, the Fund will own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Fund and the performance of the Benchmark Index. Tracking error risk may cause the Fund’s performance to be less than expected.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk - An issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market value.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk - The use of derivatives, including but not limited to futures contracts on the Benchmark Index, options on futures contracts and credit default swaps, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund’s other portfolio holdings, magnified losses resulting from leverage, counterparty risk, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
To Be Announced Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	To-Be-Announced Securities Risk - TBA securities involve the risk that a security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
When Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	When-Issued, Delayed Delivery and Forward Commitments Risk - The price or yield obtained in a when-issued, delayed delivery or forward commitment transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. In addition, a when-issued, delayed delivery or forward commitment transaction has potentially more counterparty risk than a regularly settled trade.
Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk - Asset-backed securities represent interests in pools of assets, including consumer loans, auto loans, student loans, or receivables held in trust. The value of asset-backed securities may be affected by certain factors such as interest rate risk; the credit performance of the pool of underlying assets; the creditworthiness of the servicing agent or the originator of the underlying assets; the ability of the servicing agent to service the underlying collateral; and the availability of information concerning the pool of underlying assets and its structure. Asset-backed securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) in a declining interest rate environment or more slowly than expected (extension risk) in a rising interest rate environment.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results, or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund Risk - Shares in an ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount, and, as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	and is subject to the possible loss of your original investment.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any government agency